Schedule of taxes payable (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Income tax payable	$ 212,359	$ 216,539
VAT payable	1,196	2,591
Other tax payables		2,263
Total	$ 213,555	$ 221,393